Stockholders' equity - Schedule of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Preferred
Minimum (in brl per share)	R$ 32.81	R$ 31.42
Weighted average (in brl per share)	37.91	32.83
Maximum (in brl per share)	41.36	33.66
Average cost (in brl per share)	36.94	32.43
Market value on the last day of the base date (in brl per share)	39.23	30.73
Common
Market value on the last day of the base date (in brl per share)	R$ 36.35	R$ 26.90